Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash, cash equivalents and restricted cash equivalents	$ 2,948	$ 3,374	$ 1,392
Accounts receivable	6,307	6,394
Warrants and public and private equity investments	561	267
Long-term receivables included in other assets [note 12]	184	209
Total	10,000	10,244
Financial liabilities
Long-term debt (including portion due within one year)	3,993	4,102
Accounts payable	6,465	6,266
Total	10,458	10,368
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	45	68
Derivative liabilities designated as effective hedges, measured at fair value	(20)	(16)
Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Assets, Net amounts	25	52
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	34	52
Other Assets [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	11	16
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	(12)	(11)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	$ (8)	$ (5)